Fair Value Measurements and Fair Value of Instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Fair Value Disclosures [Line Items]
Effective interest rate percentage of input used to develop fair value measurements	5.00%
Revolving Credit Facility
Fair Value Disclosures [Line Items]
Outstanding line of credit	$ 0	$ 0